Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.8%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	4,143,700	$4,403,830
Grupo Aeromexico SAB de CV(a)	2,576,243	2,035,318

		6,439,148

Auto Components — 0.1%
Nemak SAB de CV(b)	2,530,000	1,072,677

Banks — 11.7%
Banco del Bajio SA(b)	4,104,030	6,377,337
Grupo Financiero Banorte SAB de CV, Class O	12,648,761	66,753,657
Grupo Financiero Inbursa SAB de CV, Class O	12,859,192	15,301,420
Regional SAB de CV	1,400,000	7,654,046

		96,086,460

Beverages — 13.7%
Arca Continental SAB de CV	2,482,929	13,176,180
Coca-Cola Femsa SAB de CV	1,864,243	10,718,764
Fomento Economico Mexicano SAB de CV	9,676,410	88,045,385

		111,940,329

Building Products — 0.2%
Grupo Rotoplas SAB de CV	1,780,700	1,654,215

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	2,721,187	5,933,305

Chemicals — 1.6%
Orbia Advance Corp. SAB de CV	5,889,942	12,887,787

Construction Materials — 4.3%
Cemex SAB de CV, CPO, NVS	81,715,829	29,954,022
Grupo Cementos de Chihuahua SAB de CV	1,007,500	5,298,472

		35,252,494

Consumer Finance — 1.2%
Credito Real SAB de CV SOFOM ER	1,904,074	2,244,221
Gentera SAB de CV	6,356,806	6,091,036
Unifin Financiera SAB de CV	1,006,748	1,542,213

		9,877,470

Diversified Telecommunication Services — 0.8%
Axtel SAB de CV, CPO(a)	4,435,800	700,431
Telesites SAB de CV(a)	8,345,846	6,032,987

		6,733,418

Equity Real Estate Investment Trusts (REITs) — 6.3%
Concentradora Fibra Danhos SA de CV	1,993,200	2,935,820
Concentradora Fibra Hotelera Mexicana SA de CV(b)	6,037,190	2,844,417
Fibra Uno Administracion SA de CV	16,878,700	25,847,416
Macquarie Mexico Real Estate Management SA de CV(b)	4,992,600	6,959,514
PLA Administradora Industrial S. de RL de CV	4,878,200	7,970,482
Prologis Property Mexico SA de CV	2,419,600	5,145,472

		51,703,121

Food & Staples Retailing — 9.7%
Grupo Comercial Chedraui SA de CV	2,261,600	3,136,361
La Comer SAB de CV(a)(c)	3,353,855	4,455,071
Wal-Mart de Mexico SAB de CV	25,762,533	71,956,258

		79,547,690

Food Products — 3.8%
Gruma SAB de CV, Series B	1,198,175	12,101,227
Grupo Bimbo SAB de CV, Series A	9,103,104	15,774,264

Security	Shares	Value

Food Products (continued)
Grupo Herdez SAB de CV	1,619,644	$3,171,946

		31,047,437

Gas Utilities — 1.5%
Infraestructura Energetica Nova SAB de CV	2,989,000	12,288,222

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV(a)	3,151,566	8,560,148
Hoteles City Express SAB de CV(a)	2,783,600	2,281,908

		10,842,056

Household Durables — 0.2%
Consorcio ARA SAB de CV	7,421,119	1,544,679

Household Products — 2.0%
Kimberly-Clark de Mexico SAB de CV, Class A	8,591,654	16,495,729

Industrial Conglomerates — 2.7%
Alfa SAB de CV, Class A	16,735,651	13,178,827
Grupo Carso SAB de CV, Series A1	2,660,633	8,915,381

		22,094,208

Insurance — 0.7%
Qualitas Controladora SAB de CV	1,333,300	5,682,358

Media — 4.2%
Grupo Televisa SAB, CPO	13,028,347	28,420,505
Megacable Holdings SAB de CV, CPO	1,733,500	6,153,523

		34,574,028

Metals & Mining — 5.5%
Grupo Mexico SAB de CV, Series B	13,755,286	36,021,635
Industrias Penoles SAB de CV	809,388	8,601,991

		44,623,626

Mortgage Real Estate Investment — 0.4%
Concentradora Hipotecaria SAPI de CV(c)	2,697,500	2,767,270

Multiline Retail — 0.7%
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,149,165	5,681,166

Pharmaceuticals — 0.6%
Genomma Lab Internacional SAB de CV, Class B(a)(c)	5,431,593	5,076,411

Real Estate Management & Development — 1.0%
Corp Inmobiliaria Vesta SAB de CV	3,702,249	6,257,884
Grupo GICSA SA de CV(a)	5,978,766	1,998,490

		8,256,374

Road & Rail — 0.1%
Grupo Traxion SAB de CV(a)(b)	955,100	675,237

Transportation Infrastructure — 7.9%
Grupo Aeroportuario del Centro Norte SAB de CV	1,826,892	12,162,733
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,984,749	20,227,539
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,147,660	19,632,397
Promotora y Operadora de Infraestructura SAB de CV	1,301,335	12,471,947

		64,494,616

Wireless Telecommunication Services — 16.0%
America Movil SAB de CV, Series L, NVS	170,700,118	131,270,758

Total Common Stocks — 99.7% (Cost: $1,180,344,013)		816,542,289

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	534,131	$534,345
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	960,000	960,000

		1,494,345

Total Short-Term Investments — 0.2% (Cost: $1,494,279)		1,494,345

Total Investments in Securities — 99.9% (Cost: $1,181,838,292)		818,036,634

Other Assets, Less Liabilities — 0.1%		945,095

Net Assets — 100.0%		$818,981,729

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,758,756	(3,224,625)	534,131	$534,345	$4,602	(a)	$(135)	$79
BlackRock Cash Funds: Treasury, SL Agency Shares	371,000	589,000	960,000	960,000	2,906		—	—

				$1,494,345	$7,508		$(135)	$79

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	93	12/20/19	$2,052	$(24,024)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Mexico ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$816,542,289	$—	$—	$816,542,289
Money Market Funds	1,494,345	—	—	1,494,345

	$818,036,634	$—	$—	$818,036,634

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(24,024)	$—	$—	$(24,024)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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